EQUITY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
EQUITY TRANSACTIONS

Public Placement

On December 19, 2014, the Company completed its Initial Public Offering (“IPO”) of common stock by selling 1,391,305 units pursuant to SEC rule 424(b)(4). Each unit consists of one share of common stock and one warrant. The unit sold for $5.75, and the exercise price of the warrant is $6.90 per share. The units traded on the NASDAQ exchange under the ticker symbol MDVXU. On February 2, 2015, the unit ceased trading and the common stock (MDVX) and warrant (MDVXW) began trading separately. Net of transaction costs, the Company raised $6,731,783 in the IPO. On January 16, 2015, the underwriter exercised its entire 15% overallotment of shares, resulting in the issuance of an additional 208,695 shares of common stock and proceeds of $1,084,136, net of transaction costs.

Stock-Based Compensation Plan

2013 Stock Option Incentive Plan

On October 14, 2013, the MedoveX Corp. Board of Directors approved the MedoveX Corp. 2013 Stock Incentive Plan (the “Plan”). The Company may grant incentive stock options to employees and non-statutory stock options to employees, consultants, and directors for up to 1,150,000 shares of common stock.

The stock options are exercisable at a price equal to the market value of the common stock on the date of the grant. The Plan gives full authority for granting options, determining the type of options granted, and determining the fair market value of the options to the Plan Administrator.

The Company has the right, but not obligation, to repurchase any shares obtained through exercise of an option from terminated Plan participants. The Company has 90 days from the date of termination to exercise its repurchase right. The Company must pay the Fair Market Value (“FMV”) of the shares if the termination was for any reason other than for cause, or the option price (if less than FMV of the shares) if the termination is for cause. The FMV is determined by the Plan Administrator on the date of termination.

On January 6, 2016, the Board of Directors authorized the Company to issue options to purchase an aggregate of 214,900 shares of common stock to certain employees and consultants. The stock options vest as follows: 25% on date of grant and 25% on each of the next three years after the grant date. The options issued are exercisable at a price of $0.95, which is equal to the market value of the common stock on the date of the grant.

We utilize the Black-Scholes valuation method to recognize compensation expense over the vesting period. The expected life represents the period that our stock-based compensation awards are expected to be outstanding.

We use a simplified method provided in Securities and Exchange Commission release, Staff Accounting Bulletin No. 110, which averages an award's weighted average vesting period and contractual term for "plain vanilla" share options. The expected volatility was estimated by analyzing the historic volatility of similar public biotech companies in an early stage of development. No dividend payouts were assumed as we have not historically paid, and do not anticipate paying, dividends in the foreseeable future. The risk-free rate of return reflects the weighted average interest rate offered for US treasury rates over the expected term of the options.

The significant assumptions used to estimate the fair value of the equity awards granted are;

Grant date	January 6, 2016
Weighted Fair value of options granted	$ 0.67
Expected term (years)	6
Risk-free interest rate	1.82%
Volatility	83%
Dividend yield	None

For the three months ended March 31, 2016 and 2015, the Company recognized approximately $262,000 and $47,000, respectively, as compensation expense with respect to the stock options.

Stock Option Activity

As of March 31, 2016, there were 384,925 shares of time-based, non-vested stock options. As of March 31, 2016 there was approximately $561,864 of total unrecognized stock-based compensation related to these non-vested stock options. That expense is expected to be recognized on a straight-line basis over a weighted average period of 2.51 years.

The following is a summary of stock option activity at March 31, 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value
Outstanding at 12/31/2015	380,000	$3.95	9.1	$—

Granted	214,900	$0.95	9.8	$—
Exercised	—	—	—	$—
Cancelled	—	—	—	$—
Outstanding at 3/31/2016	594,900	$2.87	9.2	$—
Exercisable at 3/31/2016	209,975	$3.28	9.2	$—

Private Placements

Founders’ Shares

On February 1, 2013, the Company issued an aggregate of 2,624,892 shares of common stock to its founders in exchange for a contribution of $0.01 cent per share. Aggregate proceeds from this transaction amounted to $27,120. The Company concurrently issued 750,108 additional shares to another founding stockholder in exchange for $7,750 of cash and the transfer of patented technology to the Company pursuant to the terms of the Contribution and Royalty Agreement described in Note 4.

On August 28, 2013, the Company issued 3,050,000 shares of common stock to the initial SpineZ stockholders in exchange for a contribution of $0.04 cents per share. Aggregate proceeds from this transaction amounted to $122,000, which became available to the Company for its use as general working capital upon the completion of the SpineZ Merger.

Private Placement

On September 16, 2013, the Company commenced a private placement of its common stock at an offering price of $2.50 per share. This financing transaction was completed in December 2013 with an aggregate of 1,346,175 shares issued for proceeds amounting to $3,056,651, net of issuance costs of $208,786, and a $100,000 subscription receivable that was paid on January 24, 2014. The Company also issued 10,000 shares of common stock as a partial fee paid to the placement agent who represented the Company in this financing transaction. The shares sold in this private placement were issued with certain rights that provide for such shares to be registered by the Company under the Securities Act of 1933 in the event that the Company files a registration statement with the Securities and Exchange Commission (“SEC”).

Public Placements

On December 19, 2014, the Company completed its Initial Public Offering (“IPO”) of common stock by selling 1,391,305 units pursuant to SEC rule 424(b)(4). Each unit consists of one share of common stock and one warrant. The unit sold for $5.75, and the exercise price of the warrant is $6.90 per share. The units traded on the NASDAQ exchange under the ticker symbol MDVXU. On February 2, 2015, the unit ceased trading and the common stock (MDVX) and warrant (MDVXW) began trading separately. Net of transaction costs, the Company raised approximately $6,732,000 in the IPO. On January 16, 2015, the underwriter exercised its entire 15% overallotment of shares, resulting in the issuance of an additional 208,695 shares of common stock and proceeds of $1,084,136, net of transaction costs.

Stock-Based Compensation Plan

2013 Stock Option Incentive Plan

On October 14, 2013, the Medovex Corp. Board of Directors approved the Medovex Corp. 2013 Stock Incentive Plan (the “Plan”). The Company may grant incentive stock options to employees and non-statutory stock options to employees, consultants, and directors for up to 1,150,000 shares of common stock. The stock options are exercisable at a price equal to the market value on the date of the grant. The Plan gives full authority for granting options, determining the type of options granted, and determining the fair market value of the options to the Plan Administrator.

The Company has the right, but not obligation, to repurchase any shares obtained through exercise of an option from terminated Plan participants. The Company has 90 days from the date of termination to exercise it’s repurchase right. The Company must pay the Fair Market Value (“FMV”) of the shares if the termination was for any reason other than for cause, or the option price (if less than FMV of the shares) if the termination is for cause. The FMV is determined by the Plan Administrator on the date of termination.

During 2015, the Company granted options to purchase 320,000 shares of common stock to certain employees and consultants. The stock options vest as follows: 25% on date of grant and 25% on each of the next three anniversaries. The options granted were at the market value of the common stock on the date of the grant.

For the years ended December 31, 2015 and 2014, the Company recognized $253,659 and $33,972, respectively, as compensation expense with respect to option grants.

Stock Option Activity

The following is a summary of stock option activity for 2014 and 2015:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at 12/31/2013	60,000	$2.50	9.8	$—
Exercisable at 12/31/2013	15,000	$2.50	9.8	$—

Granted	—	—	—	$—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Outstanding at 12/31/2014	60,000	$2.50	8.8	$—
Exercisable at 12/31/2014	30,000	$2.50	8.8	$—

Granted	320,000	$4.22	9.3	$—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Outstanding at 12/31/2015	380,000	$3.95	9.1	$—
Exercisable at 12/31/2015	125,000	$3.95	9.1	$—

As of December 31, 2015, there were 255,000 shares of time-based, non-vested stock. Unrecognized compensation cost amounts to approximately $679,468 as of December 31, 2015 and will be recognized as an expense on a straight-line basis over a remaining weighted average service period of 2.71 years.